Revenue from Contracts with Customers: Airports law and regulations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contracts with Customers
Revenue	$ 31,332,787	$ 25,821,644	$ 25,313,882
Commercial services	6,979,441	6,452,611	5,932,414
Revenue from construction services	2,848,299	1,302,633	2,692,694
Revenue	31,332,787	25,821,644	25,313,882
Regulated services:
Revenue from Contracts with Customers
Revenue	19,050,047	15,670,438	14,485,828
Regulated services: | Passenger fees
Revenue from Contracts with Customers
Revenue	14,414,309	11,771,402	10,795,615
Regulated services: | Landing fees
Revenue from Contracts with Customers
Revenue	1,533,321	1,376,707	1,277,251
Regulated services: | Platform
Revenue from Contracts with Customers
Revenue	960,182	704,446	751,464
Regulated services: | Security services
Revenue from Contracts with Customers
Revenue	178,016	152,059	134,364
Regulated services: | Baggage inspection fees
Revenue from Contracts with Customers
Revenue	575,776	400,280	353,638
Regulated services: | Passenger walkway
Revenue from Contracts with Customers
Revenue	790,739	691,920	644,356
Regulated services: | Passengers documentation counters
Revenue from Contracts with Customers
Revenue	34,272	35,298	29,841
Regulated services: | Other airport services
Revenue from Contracts with Customers
Revenue	563,432	538,326	499,299
Non regulated services:
Revenue from Contracts with Customers
Commercial services	2,455,000	2,395,962	2,202,946
Revenue	9,434,441	8,848,573	8,135,360
Non regulated services: | Retail stores
Revenue from Contracts with Customers
Revenue	1,553,383	1,569,319	1,422,651
Non regulated services: | Access fees on nonpermanent ground transportation
Revenue from Contracts with Customers
Revenue	102,190	96,914	82,857
Non regulated services: | Car parking and related access fees
Revenue from Contracts with Customers
Revenue	508,298	458,039	416,767
Non regulated services: | Non-regulated services excluding commercial services
Revenue from Contracts with Customers
Revenue	291,129	271,690	280,671
Non regulated services: | Commercial services
Revenue from Contracts with Customers
Revenue	$ 6,979,441	$ 6,452,611	$ 5,932,414